UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2012





[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT INTERMEDIATE-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2012

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

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PRESIDENT'S MESSAGE

"THE U.S. FEDERAL RESERVE'S (THE FED)
MONETARY ACTION SUGGESTS THAT INTEREST             [PHOTO OF DANIEL S. McNAMARA]
RATES (AND THEREFORE YIELDS) WILL BE LOW
FOR A LONG PERIOD OF TIME..."

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SEPTEMBER 2012

Despite expectations to the contrary, yields continued to decline during the six-month reporting period, with some reaching new historic lows. Ten-year U.S. Treasury yields fell from 2.21% on March 30, 2012, to 1.63% on September 28, 2012. During the summer months, yields had been lower still, weighed down by worries about the euro zone debt crisis and the slowing global economy.

When the reporting period began in April of this year, the U.S. economic outlook -- including the jobs picture -- seemed to be improving. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. In fact, though some observers hoped that growth would speed up during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward and the U.S. economy slowed down instead. Global economic conditions also deteriorated. Europe entered a recession, while China's economy weakened.

Meanwhile, the European Union's (EU) financial woes continued. The European Central Bank extended a number of its liquidity operations to help the financial markets deal with the effects of the debt crisis, giving politicians room to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. However, major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

In the United States, the presidential election has delayed what is widely expected to be a contentious debate in Congress over another increase in the nation's debt ceiling. Perhaps of even greater concern: the "fiscal cliff." Unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. I hope that once the election is over, our leaders will put their hands on the wheel and steer our nation onto a safer path. Investors should remember that it's not an all-or-none proposition. Congress can choose to cancel certain tax increases and spending cuts while keeping others in place. If Congress does not act, economic growth could slow dramatically.

The U.S. Federal Reserve (the Fed) continues to do what it can to support economic growth. In September, the Fed announced a long-anticipated third round of quantitative easing, making an open-ended commitment to continue

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

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buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also continued to keep short-term interest rates in a range between zero and 0.25% and said it planned to keep rates at these historically low levels until at least mid 2015. According to Fed Chairman Ben Bernanke, the Fed wants to push stock prices up and boost the housing market in an aggressive effort to increase consumer and business confidence and, ultimately, spending (the so-called "wealth effect").

The Fed's monetary action suggests that interest rates (and therefore yields) will be low for a long period of time, perhaps even after the appearance of the traditional signposts of economic recovery, such as higher inflation. Meanwhile, stock prices have appreciated significantly. For example, the S&P 500 Index was up nearly 3.50% during the reporting period. At the same time, economic fundamentals have softened. In the second quarter, earnings for companies in the S&P 500 Index grew by 2.29% on a year-over-year basis and they are forecast to decline slightly (around 2.50%) during the third quarter. In the short run, liquidity provided by the Fed may continue to drive equity valuations higher but at USAA Asset Management Company, we believe that in the long run, valuations always matter. As a result, we are taking advantage of the recent price appreciation to rebalance our portfolios, making sure they are not overexposed to sectors and securities where the risks have gone up but the expected rewards have gone down.

Against this backdrop, the tax-exempt bond market continued to record gains, including the USAA tax-exempt bond funds, which performed well. During the reporting period, our tax-exempt portfolios continued to benefit from our bench of credit research analysts. Because of their diligence, no USAA mutual fund held the municipal debt of Stockton, San Bernardino, or Mammoth Lakes, all of which filed for bankruptcy during the reporting period. However, despite the headlines, we continue to believe that bankruptcies like these will not become widespread. State and municipal governments are working hard to deal with their fiscal challenges. We expect the default rate among municipal issuers to remain extremely low. We believe that municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide.

In the months ahead, our team of municipal bond managers and analysts will maintain their income focus as they strive to find attractive investments. On behalf of everyone here at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

Rebalancing and diversification are do not protect against losses or guarantee that an investor's goal will be met.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         36

    Financial Statements                                                      38

    Notes to Financial Statements                                             41

EXPENSE EXAMPLE                                                               54

ADVISORY AGREEMENT                                                            56

The opinions expressed herein should not be considered as promises or advice and are pplicable only through the period on the front of this report. The risks of investing in your und are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is between three and 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

REGINA SHAFER, CPA, CFA                                 [PHOTO OF REGINA SHAFER]
USAA Asset Management Company

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o  HOW DID THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND SHARES) PERFORM
   DURING THE REPORTING PERIOD?

   The Fund Shares provided a total return of 4.24% versus an average return of 3.45% for the funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to returns of 3.60% for the Lipper Intermediate Municipal Debt Funds Index and 4.24% for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 3.77% compared to the Lipper category average of 2.53%.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   The tax-exempt bond market extended its rally during the reporting period. Municipal bonds have posted strong gains since January 2011 and have been among the best-performing asset classes in the fixed-income market. As prices rose, yields fell. Ten-year Treasury yields declined from 2.21% on March 30, 2012, to 1.63% on September 28, 2012, and the yields on 10-year AAA-rated municipals fell from 2.11% to 1.70%.

   Refer to pages 9 and 10 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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   As usual, supply and demand conditions drove higher tax-exempt bond prices.
   Though new issue supply increased during the reporting period, many of the bonds issued were refunding bonds -- where issuers are replacing higher-yielding bonds with debt issued at lower interest rates. As a result, there was little change in the net amount of tax-exempt supply. Demand also was robust. Despite their low absolute yields, municipal securities continued to be very attractive on an after-tax basis.

   Tax-exempt bond prices also benefited from investors' appetite for U.S. Treasury securities. As the Greek debt crisis continued, threatening to spill over to Spain and Italy, investors generally preferred the perceived safety of U.S. government bonds. The anemic U.S. recovery was also a source of concern. Though the economy continued to grow, its rate of expansion slowed during the reporting period. Jobs growth, which had improved during the first quarter 2012, deteriorated during the summer. In response, the Federal Reserve (the Fed) announced a third round of quantitative easing in September 2012.

   Despite some negative headlines during the reporting period, most state and local governments continued to make progress with their fiscal challenges, and took action as necessary to balance their budgets. As of the end of the second quarter, states also benefited from ten consecutive quarters of increased tax revenues, which helped to fill budget gaps.

o  WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

   In keeping with our investment approach, we maintained our focus on income generation. The portfolio's long-term income distribution contributes the majority of its total returns (see page 7). As a result of our income focus, the Fund is often tilted toward bonds in the BBB and A rated categories.

   Tax-exempt yields were extremely low on an absolute basis during the reporting period, but they were appealing compared to other fixed-income investments. We relied on our team of municipal analysts to

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   help us identify attractive investments for the Fund. As always, we continue to do our own credit research.

   We continued to maintain a diversified portfolio of primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax for individuals. Our municipal analysts also continuously monitored every holding in the portfolio. To limit exposure to an unexpected event, the Fund is diversified both by issuer and geographic area. There are more than 500 bonds in the Fund.

o  WHAT IS YOUR OUTLOOK?

   In our opinion, the U.S. economy is likely to continue its slow-growth expansion. While the unemployment rate declined during the reporting period, job creation is likely to remain weak until economic conditions improve. After the November elections, we expect Congress to turn its attention to the so-called "fiscal cliff." If Congress does not act before year-end, significant tax increases and spending cuts will take effect on January 1, 2013. The Fed has extended its commitment to low interest rates and plans to keep short-term rates between zero and 0.25% until at least mid 2015. We expect Europe's fiscal troubles to remain a source of volatility.

   Though a number of state and local governments continue to face budgetary challenges, we have confidence that they will continue working to maintain fiscal balance. Overall, municipal credit quality remains strong, and we do not expect a material change in the longstanding debt repayment record of municipal issuers. Nevertheless, we are carefully monitoring the few municipal bankruptcy cases that have been filed. Occasional one-off problems are likely given the size and diversity of the tax-exempt market, but we expect such occurrences will remain the exception, not the rule.

   Tax-exempt bond prices have increased considerably since January 2011, and shareholders should not expect the same level of

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4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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   capital appreciation going forward. However, we believe municipal bonds will continue to look attractive for the tax-exempt income they provide. Their tax-exemption may become even more valuable if marginal tax rates increase and/or the Medicare investment tax is implemented as scheduled in 2013. In our opinion, shareholders should continue making investment decisions based on their long-term goals, risk tolerance, and time horizon.

   We appreciate your continued confidence in us. Thank you for your investment in the Fund.

   Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

   Some income may be subject to state or local taxes but not the alternative minimum tax.

   As interest rates rise, existing bond prices fall.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND SHARES (FUND SHARES)
(Ticker Symbol: USATX)

--------------------------------------------------------------------------------
                                              9/30/12             3/31/12
--------------------------------------------------------------------------------
Net Assets                                $3,291.5 Million    $3,231.5 Million
Net Asset Value Per Share                     $13.72               $13.41
Dollar-Weighted Average
Portfolio Maturity(+)                        9.2 Years            8.9 Years

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                $0.518               $0.540
Capital Gain Distributions Per Share          $0.002               $0.002

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/12
--------------------------------------------------------------------------------
  3/31/12-9/30/12*           1 Year              5 Years              10 Years
        4.24%                 8.34%               5.74%                 4.74%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD AS OF 9/30/12**               EXPENSE RATIO AS OF 3/31/12***
--------------------------------------------------------------------------------
             2.28%                                           0.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2012

--------------------------------------------------------------------------------
                 TOTAL RETURN     =    DIVIDEND RETURN       +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             4.74%        =         4.47%            +         0.27%
5 Years              5.74%        =         4.54%            +         1.20%
1 Year               8.34%        =         4.07%            +         4.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2003-SEPTEMBER 30, 2012

  [CHART OF SEMIANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                  TOTAL RETURN    DIVIDEND RETURN    CHANGE IN SHARE PRICE
9/30/2003             3.93%            4.82%                -0.89%
9/30/2004             4.73%            4.51%                 0.22%
9/30/2005             3.33%            4.22%                -0.89%
9/30/2006             4.37%            4.28%                 0.09%
9/30/2007             2.43%            4.21%                -1.78%
9/30/2008            -2.92%            4.29%                -7.21%
9/30/2009            13.72%            5.44%                 8.28%
9/30/2010             6.35%            4.52%                 1.83%
9/30/2011             3.93%            4.41%                -0.48%
9/30/2012             8.34%            4.07%                 4.27%

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/12, and assuming marginal federal tax
rates of:                           25.00%       28.00%       33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years            4.47%            5.96%        6.21%        6.68%       6.88%
5 Years             4.54%            6.05%        6.31%        6.78%       6.98%
1 Year              4.07%            5.43%        5.66%        6.08%       6.27%

To match the Fund Shares' closing 30-day SEC Yield of 2.28% on 9/30/12,

A FULLY TAXABLE INVESTMENT MUST PAY: 3.04%        3.17%        3.41%       3.51%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2012 tax rates.

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8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA TAX EXEMPT      LIPPER INTERMEDIATE
             BARCLAYS MUNICIPAL      INTERMEDIATE-TERM        MUNICIPAL DEBT
                 BOND INDEX             FUND SHARES            FUNDS INDEX
09/30/02         $10,000.00             $10,000.00             $10,000.00
10/31/02           9,834.22               9,869.48               9,848.46
11/30/02           9,793.35               9,851.00               9,808.36
12/31/02          10,000.00              10,025.63              10,002.44
01/31/03           9,974.66              10,006.48               9,966.11
02/28/03          10,114.11              10,144.12              10,104.08
03/31/03          10,120.16              10,151.13              10,101.31
04/30/03          10,187.03              10,221.29              10,165.71
05/31/03          10,425.56              10,415.25              10,372.43
06/30/03          10,381.25              10,353.97              10,323.81
07/31/03          10,017.98              10,070.36              10,011.98
08/31/03          10,092.70              10,152.62              10,086.51
09/30/03          10,389.43              10,392.60              10,344.88
10/31/03          10,337.11              10,357.06              10,295.21
11/30/03          10,444.85              10,456.39              10,377.47
12/31/03          10,531.33              10,544.49              10,438.70
01/31/04          10,591.66              10,584.08              10,477.97
02/29/04          10,751.06              10,748.09              10,625.18
03/31/04          10,713.62              10,690.80              10,559.68
04/30/04          10,459.89              10,493.51              10,339.26
05/31/04          10,421.96              10,473.57              10,326.06
06/30/04          10,459.89              10,528.05              10,351.61
07/31/04          10,597.54              10,639.83              10,455.23
08/31/04          10,809.91              10,830.23              10,627.69
09/30/04          10,867.30              10,884.68              10,660.90
10/31/04          10,960.81              10,963.73              10,718.47
11/30/04          10,870.40              10,863.22              10,632.22
12/31/04          11,003.16              10,994.88              10,736.19
01/31/05          11,105.99              11,088.78              10,782.71
02/28/05          11,069.04              11,053.42              10,736.54
03/31/05          10,999.23              10,959.12              10,657.20
04/30/05          11,172.69              11,132.17              10,797.13
05/31/05          11,251.66              11,211.27              10,858.65
06/30/05          11,321.46              11,266.80              10,912.22
07/31/05          11,270.29              11,204.29              10,854.04
08/31/05          11,384.08              11,318.67              10,947.04
09/30/05          11,307.40              11,249.72              10,890.83
10/31/05          11,238.74              11,183.94              10,834.07
11/30/05          11,292.69              11,239.86              10,877.46
12/31/05          11,389.80              11,334.72              10,952.27
01/31/06          11,420.54              11,362.66              10,980.50
02/28/06          11,497.21              11,445.59              11,028.02
03/31/06          11,417.92              11,366.61              10,963.12
04/30/06          11,414.00              11,343.09              10,959.50
05/31/06          11,464.84              11,400.55              11,011.05
06/30/06          11,421.68              11,355.81              10,967.89
07/31/06          11,557.54              11,490.15              11,082.05
08/31/06          11,729.04              11,654.10              11,226.18
09/30/06          11,810.62              11,740.39              11,292.55
10/31/06          11,884.68              11,797.66              11,345.34
11/30/06          11,983.75              11,892.19              11,415.42
12/31/06          11,941.41              11,850.19              11,375.88
01/31/07          11,910.84              11,834.67              11,351.71
02/28/07          12,067.78              11,984.11              11,472.79
03/31/07          12,038.03              11,945.36              11,461.51
04/30/07          12,073.67              11,985.52              11,490.80
05/31/07          12,020.21              11,927.01              11,446.13
06/30/07          11,957.92              11,860.67              11,402.95
07/31/07          12,050.62              11,928.84              11,476.02
08/31/07          11,998.63              11,837.77              11,467.95
09/30/07          12,176.18              12,024.40              11,606.60
10/31/07          12,230.45              12,067.63              11,639.43
11/30/07          12,308.44              12,104.68              11,718.35
12/31/07          12,342.61              12,076.70              11,740.57
01/31/08          12,498.25              12,242.27              11,932.20
02/29/08          11,926.04              11,659.89              11,504.78
03/31/08          12,266.91              11,997.07              11,750.88
04/30/08          12,410.45              12,118.91              11,817.07
05/31/08          12,485.49              12,214.04              11,887.47
06/30/08          12,344.57              12,095.79              11,769.65
07/31/08          12,391.49              12,093.68              11,822.62
08/31/08          12,536.50              12,228.03              11,950.52
09/30/08          11,948.60              11,672.93              11,502.74
10/31/08          11,826.64              11,373.98              11,372.45
11/30/08          11,864.24              11,331.11              11,392.96
12/31/08          12,037.21              11,191.68              11,473.51
01/31/09          12,477.81              11,783.22              11,938.96
02/28/09          12,543.37              11,832.33              11,890.37
03/31/09          12,545.66              11,850.38              11,882.71
04/30/09          12,796.28              12,138.93              12,084.46
05/31/09          12,931.65              12,417.87              12,221.47
06/30/09          12,810.50              12,315.57              12,124.39
07/31/09          13,024.84              12,549.53              12,325.34
08/31/09          13,247.50              12,747.38              12,455.02
09/30/09          13,722.92              13,274.50              12,812.26
10/31/09          13,434.86              13,058.49              12,559.64
11/30/09          13,545.87              13,186.09              12,751.49
12/31/09          13,591.64              13,237.43              12,776.61
01/31/10          13,662.43              13,323.39              12,846.34
02/28/10          13,794.86              13,455.29              12,972.59
03/31/10          13,761.84              13,399.78              12,902.74
04/30/10          13,929.08              13,567.06              13,026.57
05/31/10          14,033.55              13,665.53              13,115.17
06/30/10          14,041.89              13,662.77              13,117.97
07/31/10          14,216.98              13,830.13              13,288.07
08/31/10          14,542.48              14,121.29              13,556.70
09/30/10          14,519.76              14,116.88              13,512.41
10/31/10          14,479.54              14,070.28              13,479.96
11/30/10          14,190.01              13,820.34              13,277.71
12/31/10          13,915.02              13,612.43              13,085.40
01/31/11          13,812.52              13,497.91              13,015.31
02/28/11          14,032.41              13,733.21              13,201.04
03/31/11          13,985.65              13,706.88              13,162.98
04/30/11          14,236.11              13,923.63              13,362.62
05/31/11          14,479.38              14,137.39              13,550.58
06/30/11          14,529.90              14,221.08              13,582.76
07/31/11          14,678.18              14,360.17              13,704.60
08/31/11          14,929.29              14,543.96              13,888.19
09/30/11          15,083.63              14,674.38              13,946.99
10/31/11          15,027.55              14,632.65              13,891.37
11/30/11          15,116.32              14,739.22              13,995.34
12/31/11          15,403.90              14,996.32              14,243.77
01/31/12          15,760.14              15,334.98              14,514.74
02/29/12          15,775.67              15,337.93              14,518.93
03/31/12          15,673.16              15,250.93              14,398.71
04/30/12          15,853.98              15,434.70              14,560.08
05/31/12          15,985.59              15,563.92              14,650.69
06/30/12          15,968.42              15,568.10              14,626.06
07/31/12          16,221.50              15,764.24              14,816.60
08/31/12          16,239.97              15,805.45              14,831.09
09/30/12          16,338.06              15,895.28              14,916.70

                                   [END CHART]

                       Data from 9/30/02 through 9/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                             USAA TAX EXEMPT                LIPPER INTERMEDIATE
                            INTERMEDIATE-TERM                  MUNICIPAL DEBT
                               FUND SHARES                     FUNDS AVERAGE
09/30/03                          4.74%                            3.36%
09/30/04                          4.38                             3.30
09/30/05                          4.21                             3.33
09/30/06                          4.16                             3.40
09/30/07                          4.25                             3.48
09/30/08                          4.78                             3.62
09/30/09                          4.53                             3.77
09/30/10                          4.26                             3.11
09/30/11                          4.23                             2.89
09/30/12                          3.77                             2.53

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/03 to 9/30/12.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

USAA TAX EXEMPT INTERMEDIATE-TERM FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UTEIX)

--------------------------------------------------------------------------------
                                              9/30/12                3/31/12
--------------------------------------------------------------------------------
Net Assets                                 $6.7 Million           $5.8 Million
Net Asset Value Per Share                     $13.72                 $13.41

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                $0.490                 $0.513
Capital Gain Distributions Per Share          $0.002                 $0.002

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/12
--------------------------------------------------------------------------------
   3/31/12-9/30/12*               1 Year               Since Inception 8/1/10
        4.13%                      8.12%                       6.42%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 9/30/12**
--------------------------------------------------------------------------------
   Unsubsidized           1.28%                     Subsidized            2.08%

--------------------------------------------------------------------------------
                        EXPENSE RATIOS AS OF 3/31/12***
--------------------------------------------------------------------------------
   Before Reimbursement   1.38%                     After Reimbursement   0.75%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.75% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 2.08% on 9/30/12, and assuming marginal federal tax
rates of:                              25.00%     28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:    2.78%      2.89%       3.11%       3.20%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2012 tax rates.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                     USAA TAX EXEMPT       LIPPER INTERMEDIATE
             BARCLAYS MUNICIPAL     INTERMEDIATE-TERM        MUNICIPAL DEBT
                 BOND INDEX        FUND ADVISER SHARES        FUNDS INDEX
07/31/10        $10,000.00             $10,000.00              $10,000.00
08/31/10         10,228.95              10,207.68               10,202.16
09/30/10         10,212.97              10,202.67               10,168.82
10/31/10         10,184.68              10,167.09               10,144.40
11/30/10          9,981.03               9,984.70                9,992.20
12/31/10          9,787.61               9,832.59                9,847.48
01/31/11          9,715.50               9,748.29                9,794.73
02/28/11          9,870.17               9,916.64                9,934.51
03/31/11          9,837.28               9,895.97                9,905.86
04/30/11         10,013.45              10,050.72               10,056.10
05/31/11         10,184.57              10,203.27               10,197.55
06/30/11         10,220.10              10,261.89               10,221.77
07/31/11         10,324.40              10,360.41               10,313.46
08/31/11         10,501.03              10,491.12               10,451.62
09/30/11         10,609.58              10,583.25               10,495.87
10/31/11         10,570.14              10,551.47               10,454.01
11/30/11         10,632.58              10,626.58               10,532.26
12/31/11         10,834.86              10,810.01               10,719.21
01/31/12         11,085.43              11,052.38               10,923.13
02/29/12         11,096.35              11,052.75               10,926.29
03/31/12         11,024.25              10,988.15               10,835.82
04/30/12         11,151.44              11,118.75               10,957.26
05/31/12         11,244.01              11,209.88               11,025.45
06/30/12         11,231.93              11,210.95               11,006.91
07/31/12         11,409.94              11,350.28               11,150.31
08/31/12         11,422.94              11,377.83               11,161.20
09/30/12         11,491.93              11,440.79               11,225.64

                                   [END CHART]

                    Data from 7/31/10 through 9/30/12.*

                    See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/12
                                (% of Net Assets)

Hospital ...........................................................   21.0%
General Obligation .................................................   12.3%
Electric Utilities .................................................   10.8%
Special Assessment/Tax/Fee .........................................    9.3%
Appropriated Debt ..................................................    8.0%
Education ..........................................................    7.6%
Electric/Gas Utilities .............................................    4.9%
Toll Roads .........................................................    3.1%
Airport/Port .......................................................    2.5%
Sales Tax ..........................................................    2.2%

You will find a complete list of securities that the Fund owns on pages 16-35.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                      o PORTFOLIO RATINGS MIX -- 9/30/12 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        6.1%
AA                                                                        24.4%
A                                                                         35.1%
BBB                                                                       22.9%
BELOW INVESTMENT-GRADE                                                     0.8%
SHORT-TERM INVESTMENT-GRADE RATINGS                                        7.1%
UNRATED                                                                    3.6%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements (for a definition of "credit enhancements," see the Categories and Definitions section within the Portfolio of Investments). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade Ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-35.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

           risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc or Dexia Credit Local.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   EDA     Economic Development Authority
   EDC     Economic Development Corp.
   ETM     Escrowed to final maturity
   IDA     Industrial Development Authority/Agency
   IDB     Industrial Development Board
   IDC     Industrial Development Corp.
   ISD     Independent School District
   PRE     Prerefunded to a date prior to maturity
   USD     Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (87.4%)

             ALABAMA (0.8%)
  $   345    Montgomery BMC Special Care Facilities
               Financing Auth. (INS)                                 4.88%      11/15/2018     $      346
   16,340    Montgomery Medical Clinic Board                         4.75        3/01/2026         16,600
    5,000    Prattville IDB                                          5.15        9/01/2013          5,186
    5,000    Private Colleges and Universities
               Facilities Auth. (INS)                                4.75        9/01/2026          5,195
                                                                                               ----------
                                                                                                   27,327
                                                                                               ----------
             ARIZONA (2.7%)
   20,310    Apache County IDA                                       4.50        3/01/2030         21,328
    1,170    Health Facilities Auth.                                 4.50        4/01/2016          1,226
      425    Health Facilities Auth.                                 5.00        4/01/2017            445
    1,150    Health Facilities Auth.                                 4.75        4/01/2025          1,185
    6,000    Health Facilities Auth.                                 5.00        2/01/2027          6,529
    2,500    Maricopa County Union High School
               District No. 210 (INS)                                4.50        7/01/2024          2,640
   15,000    Mohave County IDA                                       7.50        5/01/2019         18,370
    3,270    Phoenix Civic Improvement Corp.,
               5.50%, 7/01/2013 (INS)                                4.50(a)     7/01/2024          3,883
    2,115    Phoenix Civic Improvement Corp.,
               5.50%, 7/01/2013 (INS)                                4.54(a)     7/01/2025          2,534
    2,680    Pima County IDA                                         4.50        6/01/2030          2,800
    2,000    Pinal County IDA (INS)                                  5.25       10/01/2020          2,103
    1,250    Pinal County IDA (INS)                                  5.25       10/01/2022          1,295
    2,000    Pinal County IDA (INS)                                  4.50       10/01/2025          1,971
    3,540    State (INS)                                             5.00       10/01/2019          4,267
    7,275    State (INS)                                             5.25       10/01/2020          8,883
    1,535    State Univ. (INS)                                       5.00        9/01/2024          1,665
    7,180    Univ. Medical Center Corp.                              5.00        7/01/2022          7,515
                                                                                               ----------
                                                                                                   88,639
                                                                                               ----------
             ARKANSAS (0.6%)
    3,125    Baxter County                                           5.00        9/01/2026          3,258
    6,230    Independence County                                     5.00        1/01/2021          6,240
    4,000    Independence County (INS)                               4.90        7/01/2022          4,130
    4,905    Jefferson County                                        4.60       10/01/2017          4,916
                                                                                               ----------
                                                                                                   18,544
                                                                                               ----------
             CALIFORNIA (11.3%)
    1,510    Cerritos Community College District                     5.02(b)     8/01/2025            901
    1,000    Cerritos Community College District                     5.24(b)     8/01/2027            533

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,000    Cerritos Community College District                     5.41%(b)    8/01/2028     $      507
   10,000    Chabot-Las Positas Community College District (INS)     4.85(b)     8/01/2022          6,548
    5,000    Chabot-Las Positas Community College District (INS)     4.88(b)     8/01/2023          3,088
    5,000    City and County of San Francisco Airport Commission     5.25        5/01/2022          5,960
    7,000    City and County of San Francisco Airport Commission     5.25        5/01/2023          8,276
    2,000    Coronado Community Dev. Agency (INS)                    5.00        9/01/2024          2,119
    6,810    El Camino Community College District                    4.25(b)     8/01/2026          3,923
    7,665    El Camino Community College District                    4.42(b)     8/01/2027          4,148
    5,500    El Camino Community College District                    4.58(b)     8/01/2028          2,765
   46,605    Golden State Tobacco Securitization Corp. (INS)         4.17(b)     6/01/2025         27,257
    4,790    Health Facilities Financing Auth.                       5.13        7/01/2022          5,208
    2,000    Health Facilities Financing Auth.                       5.00        8/15/2027          2,321
    5,000    Health Facilities Financing Auth.                       5.25        8/15/2031          5,801
    5,000    Irvine USD Special Tax District (INS)                   5.25        9/01/2019          5,963
    2,500    Irvine USD Special Tax District (INS)                   4.50        9/01/2020          2,843
    6,745    Kern County Board of Education (INS)                    5.00        6/01/2026          7,066
    1,300    Los Angeles County                                      5.00        3/01/2023          1,555
   20,000    Los Angeles Department of Water and Power (INS)         4.75        7/01/2025         22,203
    5,000    Public Works Board (PRE)                                5.50        6/01/2019          5,310
    6,400    Public Works Board                                      5.50        4/01/2021          7,838
    6,755    Public Works Board                                      5.60        4/01/2022          8,155
    3,000    Public Works Board                                      5.13        3/01/2023          3,486
    3,130    Public Works Board                                      5.75        4/01/2023          3,777
    2,500    Public Works Board                                      5.25        3/01/2024          2,891
    2,000    Public Works Board                                      5.38        3/01/2025          2,305
   10,000    Public Works Board                                      5.00        4/01/2028         11,400
    5,000    Public Works Board                                      5.00        4/01/2029          5,665
    1,430    Sacramento Financing Auth. (INS)                        5.00       12/01/2024          1,483
   15,265    Sacramento Municipal Utility District
               Financing Auth. (INS)                                 4.75        7/01/2024         16,213
   10,000    Sacramento Municipal Utility District Financing Auth.   5.13        7/01/2029         10,689
    4,720    Salinas Union High School District (INS)                4.37(b)     6/01/2016          4,391
    2,000    Salinas Union High School District (INS)                4.37(b)    10/01/2016          1,845
    3,525    San Bernardino County Redevelopment Agency (INS)        5.00        9/01/2025          3,632
    2,395    San Diego USD (INS)                                     4.50        7/01/2025          2,655
    5,000    San Francisco City and County Airport                   4.90        5/01/2029          5,745
    3,000    San Jose USD (INS)                                      4.50        6/01/2024          3,199
    7,065    Santa Clara County Financing Auth. (INS)                4.75        5/15/2023          7,955
    7,400    Santa Clara County Financing Auth. (INS)                4.75        5/15/2024          8,313
    7,750    Santa Clara County Financing Auth. (INS)                4.75        5/15/2025          8,636
    2,175    Semitropic Improvement District (INS) (PRE)             5.25       12/01/2018          2,405
    2,500    Solano Community College District (INS)                 4.85(b)     8/01/2023          1,534
    4,735    Solano Community College District (INS)                 4.88(b)     8/01/2024          2,737

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 4,035    South Orange County Public Financing Auth. (INS)        5.00%       8/15/2022     $    4,185
    4,920    South Orange County Public Financing Auth. (INS)        5.00        8/15/2025          5,067
   20,000    State                                                   5.25       10/01/2022         23,813
   27,445    State                                                   5.75        4/01/2027         32,763
    1,150    State University (INS) (PRE)                            5.50       11/01/2015          1,156
       95    State University (INS) (PRE)                            5.50       11/01/2015             95
    3,120    Statewide Communities Dev. Auth.                        5.00        5/15/2021          3,303
    3,275    Statewide Communities Dev. Auth.                        5.00        5/15/2022          3,441
    3,440    Statewide Communities Dev. Auth.                        5.00        5/15/2023          3,598
    3,610    Statewide Communities Dev. Auth.                        5.00        5/15/2024          3,780
    3,795    Statewide Communities Dev. Auth.                        5.00        5/15/2025          3,964
    1,000    Statewide Communities Dev. Auth.                        5.13        5/15/2031          1,075
   14,060    Tobacco Securitization Auth.                            4.75        6/01/2025         14,068
    3,470    Tuolumne Wind Project Auth.                             5.00        1/01/2022          4,036
   10,000    Upland City                                             6.00        1/01/2026         11,704
    2,000    Washington Township Health Care District                5.75        7/01/2024          2,285
    3,500    Washington Township Health Care District                5.00        7/01/2025          3,823
                                                                                               ----------
                                                                                                  373,400
                                                                                               ----------
             COLORADO (2.1%)
    5,000    Adams and Arapahoe Counties Joint School
               District No. 28J                                      3.20(b)    12/01/2022          3,877
    4,500    Adams County (INS)                                      4.38        9/01/2017          4,855
    5,000    Adams County (INS)                                      5.10        1/01/2019          5,014
   30,955    Denver Health and Hospital Auth.                        4.75       12/01/2027         31,797
    1,000    Health Facilities Auth.                                 5.25        6/01/2023          1,077
   10,000    Regional Transportation District                        5.00        6/01/2025         11,434
    9,045    State (INS) (PRE)                                       5.00       11/01/2023         10,308
                                                                                               ----------
                                                                                                   68,362
                                                                                               ----------
             CONNECTICUT (0.3%)
    4,400    Mashantucket (Western) Pequot Tribe, acquired
               9/18/1997 and 12/20/2001; cost $4,388(c),(d),(e)      5.70       9/01/2012           1,702
   16,500    Mashantucket (Western) Pequot Tribe, acquired
               9/18/1997 thru 9/11/2009; cost $14,993(c),(d),(e)     5.75       9/01/2018           6,575
                                                                                               ----------
                                                                                                    8,277
                                                                                               ----------
             DELAWARE (0.2%)
    1,495    Health Facilities Auth. (INS)                           4.80       5/01/2017           1,496
    1,830    Health Facilities Auth. (INS)                           4.90       5/01/2018           1,831
    1,000    Health Facilities Auth. (INS)                           5.00       5/01/2019           1,000
    1,515    Health Facilities Auth. (INS)                           5.05       5/01/2020           1,516
                                                                                               ----------
                                                                                                    5,843
                                                                                               ----------

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20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             DISTRICT OF COLUMBIA (1.0%)
  $ 7,000    District of Columbia (INS)                              5.00%       1/01/2025     $    7,719
    3,870    District of Columbia                                    5.63       10/01/2025          4,522
    5,000    District of Columbia                                    5.75       10/01/2026          5,856
    7,930    District of Columbia (INS)                              4.75        5/01/2027          7,197
    6,000    District of Columbia                                    5.75       10/01/2027          7,000
                                                                                               ----------
                                                                                                   32,294
                                                                                               ----------
             FLORIDA (7.8%)
    5,165    Brevard County School Board (INS)                       5.00        7/01/2025          5,565
    2,500    Broward County Airport System                           5.00       10/01/2024          2,897
    6,500    Broward County School Board (INS)                       5.00        7/01/2023          7,118
    4,000    Broward County School Board (INS)                       5.00        7/01/2024          4,364
    3,710    Broward County School Board (INS)                       5.00        7/01/2025          3,947
    8,610    Dade County (INS)                                       6.10(b)    10/01/2012          8,609
    3,270    Flagler County School Board (INS)                       5.00        8/01/2025          3,514
    8,000    Hillsborough County IDA                                 5.65        5/15/2018          9,644
    1,725    Hillsborough County IDA                                 5.50       10/01/2023          1,726
    4,250    Indian River County School Board (INS)                  5.00        7/01/2024          4,632
    3,500    Jacksonville                                            5.00       10/01/2028          4,110
    5,000    JEA St. Johns River Power Park (INS)                    5.00       10/01/2020          5,546
    7,245    Lee County IDA                                          5.00       10/01/2028          7,089
   10,535    Lee County School Board (INS)                           5.00        8/01/2027         11,586
    6,465    Lee County School Board (INS)                           5.00        8/01/2028          7,035
    4,010    Miami Beach City Health Facilities Auth.                5.00       11/15/2029          4,410
    7,500    Miami-Dade County                                       3.75       12/01/2018          8,186
    1,670    Miami-Dade County (INS)                                 5.00        4/01/2022          1,829
    2,805    Miami-Dade County (INS)                                 5.00        4/01/2023          3,071
    8,375    Miami-Dade County (INS)                                 4.75       11/01/2023          9,314
    2,345    Miami-Dade County, 5.00%, 10/01/2013 (INS)              4.54(a)    10/01/2024          2,323
    9,830    Miami-Dade County (INS)                                 4.75       11/01/2024         10,748
    3,670    Miami-Dade County, 5.00%, 10/01/2013 (INS)              4.57(a)    10/01/2025          3,632
    6,440    Miami-Dade County                                       5.00       10/01/2026          7,418
    2,500    Miami-Dade County (INS)                                 5.00       10/01/2026          2,747
    7,000    Miami-Dade County                                       5.00       10/01/2027          8,028
   10,000    Miami-Dade County School Board (INS)                    5.00        2/01/2024         11,370
   12,000    Miami-Dade County School Board (INS)                    5.25        5/01/2025         13,727
   12,000    Orange County Health Facility Auth.                     5.25       10/01/2022         13,843
    5,000    Orange County Health Facility Auth.                     5.38       10/01/2023          5,762
    7,450    Palm Beach County Health Facilities Auth. (INS)         5.00       12/01/2021          7,299
    7,595    Palm Beach County Health Facilities Auth.               5.00       11/15/2023          8,461
      650    Palm Beach County School Board (INS)                    5.00        8/01/2022            729
    1,995    Pinellas County Educational Facilities Auth.            5.00       10/01/2021          2,231

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,080    Pinellas County Educational Facilities Auth.            4.00%      10/01/2022     $    1,111
    1,415    Pinellas County Educational Facilities Auth.            4.00       10/01/2023          1,441
    2,045    Pinellas County Educational Facilities Auth.            5.38       10/01/2026          2,281
    1,895    Pinellas County Educational Facilities Auth.            5.00       10/01/2027          2,063
    2,615    Pinellas County Educational Facilities Auth.            6.50       10/01/2031          3,101
    8,970    Sunshine State Governmental Financing Commission        5.00        9/01/2019         10,501
    5,525    Sunshine State Governmental Financing Commission        5.00        9/01/2020          6,495
    1,055    Sunshine State Governmental Financing Commission (INS)  5.00        9/01/2021          1,268
    4,585    Volusia County School Board (INS)                       5.00        8/01/2022          4,891
    4,920    Volusia County School Board (INS)                       5.00        8/01/2023          5,238
    5,165    Volusia County School Board (INS)                       5.00        8/01/2024          5,479
                                                                                               ----------
                                                                                                  256,379
                                                                                               ----------
             GEORGIA (0.7%)
   10,000    Burke County Dev. Auth.                                 7.00        1/01/2023         11,967
    4,000    Glynn-Brunswick Memorial Hospital Auth.                 5.25        8/01/2023          4,497
    2,000    Private Colleges and Universities Auth.                 5.25       10/01/2027          2,308
    3,000    Private Colleges and Universities Auth.                 5.25       10/01/2027          3,422
                                                                                               ----------
                                                                                                   22,194
                                                                                               ----------
             IDAHO (0.0%)
    1,000    Univ. of Idaho (INS)                                    4.75        4/01/2022          1,013
                                                                                               ----------
             ILLINOIS (7.0%)
    1,000    Bedford Park Village                                    4.60       12/01/2017          1,075
    3,240    Bedford Park Village                                    4.80       12/01/2020          3,414
    3,085    Bedford Park Village                                    4.90       12/01/2023          3,206
    5,140    Channahon                                               6.88        1/01/2020          5,146
    4,369    Chicago                                                 6.63       12/01/2022          4,499
   30,000    Chicago (INS)                                           4.45(b)     1/01/2023         20,216
    4,925    Chicago Board of Education (INS)                        4.82(b)    12/01/2013          4,880
      995    Chicago-O'Hare International Airport (INS)              5.50        1/01/2014            998
    7,000    Chicago-O'Hare International Airport (INS)              5.00        1/01/2021          7,780
   10,000    Chicago-O'Hare International Airport (INS)              5.00        1/01/2022         11,087
    9,000    Chicago-O'Hare International Airport                    5.25        1/01/2024         10,571
    2,370    Finance Auth.                                           5.50        5/01/2017          2,673
    4,340    Finance Auth.                                           5.75        5/01/2018          5,061
   14,360    Finance Auth.                                           5.00        2/15/2019         16,076
    2,080    Finance Auth.                                           5.00        2/15/2020          2,354
    1,710    Finance Auth.                                           5.00        2/15/2022          1,882
      750    Finance Auth.                                           5.25        4/01/2022            783
    2,000    Finance Auth.                                           5.00        4/01/2023          1,995
    3,400    Finance Auth. (INS)                                     5.00       11/01/2023          3,725
   14,935    Finance Auth. (INS)                                     5.00       11/15/2023         15,412

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22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 7,140    Finance Auth.                                           5.13%       2/15/2025     $    7,740
    4,165    Finance Auth.                                           5.00        4/01/2025          4,110
    8,210    Finance Auth.                                           4.50        5/15/2025          9,008
    7,665    Finance Auth.                                           5.38        8/15/2026          8,845
    8,000    Finance Auth.                                           4.50       11/15/2026          8,122
    1,750    Finance Auth.                                           5.40        4/01/2027          1,827
    1,000    Health Facilities Auth.                                 5.25        9/01/2013          1,003
    2,000    Health Facilities Auth.                                 5.25        9/01/2014          2,005
    2,500    Health Facilities Auth.                                 5.25        9/01/2018          2,505
      590    Housing Dev. Auth.                                      4.55        7/01/2021            614
      365    Housing Dev. Auth.                                      4.60        7/01/2023            377
    3,495    Lake County Community Unit School District (INS) (ETM)  5.13(b)    12/01/2016          3,376
    4,555    Lake County Community Unit School District (INS)        5.13(b)    12/01/2016          4,169
    2,500    Metropolitan Pier and Exposition Auth. (INS)            5.20        6/15/2017          2,940
    2,500    Metropolitan Pier and Exposition Auth. (INS)            5.30        6/15/2018          2,952
    4,000    Metropolitan Pier and Exposition Auth. (INS)            5.40        6/15/2019          4,705
    5,000    Metropolitan Pier and Exposition Auth. (INS)            5.70(b)     6/15/2026          2,833
    2,000    Northeastern Illinois Univ.                             4.75       10/01/2025          2,115
    7,095    Railsplitter Tobacco Settlement Auth.                   5.00        6/01/2018          8,196
   10,000    Railsplitter Tobacco Settlement Auth.                   5.50        6/01/2023         11,743
    5,000    State (INS)                                             5.00        1/01/2021          5,741
   14,070    Will County Forest Preserve District (INS)              5.40(b)    12/01/2017         13,100
                                                                                               ----------
                                                                                                  230,859
                                                                                               ----------
             INDIANA (1.9%)
   20,000    Finance Auth. (INS)                                     4.55       12/01/2024         21,209
    1,900    Finance Auth.                                           5.00       10/01/2027          2,083
    5,000    Finance Auth.                                           5.00        6/01/2032          5,377
    4,000    Health and Educational Facility Financing Auth.         5.00        2/15/2021          4,412
    8,375    Health and Educational Facility Financing Auth.         5.00        2/15/2022          9,197
    3,000    Jasper County (INS)                                     5.85        4/01/2019          3,566
    4,950    Municipal Power Agency (INS)                            5.25        1/01/2017          5,005
    2,100    Municipal Power Agency (INS)                            5.25        1/01/2018          2,123
    6,000    Rockport (INS)                                          4.63        6/01/2025          6,243
      450    St. Joseph County                                       5.45        2/15/2017            452
    6,181    St. Joseph County, acquired 12/17/1998;
               cost $6,119(d),(e)                                    5.75        2/15/2019            742
    1,500    Vanderburgh County Redevelopment District               5.00        2/01/2026          1,569
                                                                                               ----------
                                                                                                   61,978
                                                                                               ----------
             IOWA (0.9%)
    9,190    Finance Auth. (INS)                                     5.00        7/01/2014          9,827
    1,325    Finance Auth. (INS)                                     5.00       12/01/2021          1,373

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,390    Finance Auth. (INS)                                     5.00%      12/01/2022     $    1,432
    1,460    Finance Auth. (INS)                                     5.00       12/01/2023          1,497
    1,535    Finance Auth. (INS)                                     5.00       12/01/2024          1,566
    1,610    Finance Auth. (INS)                                     5.00       12/01/2025          1,637
    1,690    Finance Auth. (INS)                                     5.00       12/01/2026          1,712
    2,475    Waterloo Community School District                      5.00        7/01/2024          2,774
    2,775    Waterloo Community School District                      5.00        7/01/2025          3,090
    4,510    Waterloo Community School District                      5.00        7/01/2027          4,978
                                                                                               ----------
                                                                                                   29,886
                                                                                               ----------
             KANSAS (0.8%)
    7,105    Wyandotte County                                        5.00       12/01/2020          7,545
   29,800    Wyandotte County                                        5.03(b)     6/01/2021         20,275
                                                                                               ----------
                                                                                                   27,820
                                                                                               ----------
             KENTUCKY (0.9%)
    7,500    Economic Dev. Finance Auth. (INS)                       5.75       12/01/2028          8,421
    3,830    Louisville/Jefferson County Metro Government            5.00       12/01/2022          4,608
    2,760    Louisville/Jefferson County Metro Government            5.00       12/01/2023          3,264
    7,160    Louisville/Jefferson County Metro Government            5.00       12/01/2024          8,450
    3,725    Pikeville City Hospital Improvement                     5.75        3/01/2026          4,313
                                                                                               ----------
                                                                                                   29,056
                                                                                               ----------
             LOUISIANA (2.3%)
    2,750    Jefferson Parish Hospital District No. 1 (INS)          5.50        1/01/2026          3,111
    3,000    Jefferson Parish Hospital District No. 1 (INS)          5.38        1/01/2031          3,335
    2,150    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                            5.25       12/01/2015          2,184
    2,260    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                            5.25       12/01/2016          2,295
    2,355    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                            5.25       12/01/2017          2,390
    3,750    Local Government Environmental Facilities and
               Community Dev. Auth.                                  6.50        8/01/2029          4,425
    2,000    Office Facilities Corp. (INS) (PRE)                     5.25       11/01/2018          2,109
   20,000    Public Facilities Auth.                                 5.00        9/01/2028         21,469
    4,450    St. Martin Parish                                       4.35       10/01/2012          4,451
    2,440    Terrebonne Parish Hospital Service District No. 1       5.00        4/01/2022          2,762
    2,570    Terrebonne Parish Hospital Service District No. 1       5.00        4/01/2023          2,881
    2,000    Terrebonne Parish Hospital Service District No. 1       4.65        4/01/2024          2,172
    4,250    Terrebonne Parish Hospital Service District No. 1       5.00        4/01/2028          4,649
    9,000    Transportation Auth. (INS)                              4.38       12/01/2023          9,014
    9,000    Transportation Auth. (INS)                              4.38       12/01/2024          9,013
                                                                                               ----------
                                                                                                   76,260
                                                                                               ----------

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MAINE (0.4%)
  $11,500    Health and Higher Educational Facilities Auth.          6.00%       7/01/2026     $   13,153
    1,500    Jay                                                     4.85        5/01/2019          1,571
                                                                                               ----------
                                                                                                   14,724
                                                                                               ----------
             MARYLAND (0.3%)
    1,245    Community Dev. Administration                           5.88        7/01/2016          1,249
    2,500    EDC                                                     6.20        9/01/2022          3,081
    5,000    Health and Higher Educational Facilities Auth.          6.00        1/01/2028          5,548
                                                                                               ----------
                                                                                                    9,878
                                                                                               ----------
             MASSACHUSETTS (1.2%)
    3,110    Health and Educational Facilities Auth.                 5.00        7/01/2019          3,507
    9,000    Health and Educational Facilities Auth.                 6.00        7/01/2024         10,664
    4,000    Health and Educational Facilities Auth.                 5.00        7/15/2027          4,111
    5,545    Massachusetts Bay Transportation Auth.                  4.60(b)     7/01/2022          3,984
    5,000    Massachusetts Bay Transportation Auth.                  4.70(b)     7/01/2024          3,218
    1,600    Massachusetts Bay Transportation Auth.                  4.73(b)     7/01/2025            969
      640    Massachusetts Dev. Finance Agency                       5.00        7/01/2020            734
    1,480    Massachusetts Dev. Finance Agency                       5.00        7/01/2022          1,697
    4,500    Massachusetts Dev. Finance Agency                       6.25        1/01/2027          5,422
    1,720    Massachusetts Dev. Finance Agency                       5.00        7/01/2027          1,902
    2,000    Massachusetts Dev. Finance Agency                       5.00        7/01/2030          2,223
      110    Water Pollution Abatement Trust                         4.75        8/01/2025            122
                                                                                               ----------
                                                                                                   38,553
                                                                                               ----------
             MICHIGAN (2.3%)
   18,000    Building Auth. (INS)                                    4.81(b)    10/15/2022         11,842
   25,000    Dickinson County EDC                                    4.80       11/01/2018         26,264
   10,000    Grand Traverse County Hospital Finance Auth.            5.00        7/01/2029         11,175
    2,675    Hospital Finance Auth.                                  5.00       11/15/2019          2,998
    3,400    Hospital Finance Auth.                                  5.00       11/15/2022          3,678
   12,000    Kent Hospital Finance Auth.                             5.00       11/15/2029         13,693
    3,000    State Trunk Line Fund                                   5.00       11/01/2019          3,733
    2,000    State Trunk Line Fund                                   5.00       11/01/2020          2,449
                                                                                               ----------
                                                                                                   75,832
                                                                                               ----------
             MINNESOTA (2.0%)
    1,080    Chippewa County                                         5.38        3/01/2022          1,152
    5,120    Chippewa County                                         5.50        3/01/2027          5,413
   18,015    Cohasset                                                4.95        7/01/2022         18,684
    2,500    Higher Education Facilities Auth.                       4.50       10/01/2027          2,645
    3,000    Municipal Power Agency                                  4.38       10/01/2025          3,148
    7,680    St. Paul Housing and Redevelopment Auth.                5.15       11/15/2020          8,076

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                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 3,500    St. Paul Housing and Redevelopment Auth.                5.25%       5/15/2026     $    3,715
   15,000    Tobacco Securitization Auth.                            5.25        3/01/2026         17,168
    5,260    Washington County Hospital and Redevelopment Auth.      5.38       11/15/2018          5,267
                                                                                               ----------
                                                                                                   65,268
                                                                                               ----------
             MISSISSIPPI (0.3%)
    7,000    Dev. Bank (INS)                                         5.00        9/01/2030          8,217
    1,650    Hospital Equipment and Facilities Auth.                 5.00       12/01/2016          1,797
    1,000    Hospital Equipment and Facilities Auth.                 5.25       12/01/2021          1,062
                                                                                               ----------
                                                                                                   11,076
                                                                                               ----------
             MISSOURI (0.9%)
   17,545    Cape Girardeau County Health Care Facilities IDA        5.00        6/01/2027         18,150
    1,000    Cass County                                             5.00        5/01/2022          1,029
    3,315    Cass County                                             5.38        5/01/2022          3,459
    2,000    Cass County                                             5.50        5/01/2027          2,062
    2,000    Dev. Finance Board                                      4.75        6/01/2025          2,075
    1,090    Fenton City                                             4.50        4/01/2021          1,118
    1,760    Riverside IDA (INS)                                     5.00        5/01/2020          1,936
    1,330    St. Joseph IDA                                          5.00        4/01/2027          1,427
                                                                                               ----------
                                                                                                   31,256
                                                                                               ----------
             MONTANA (0.2%)
    6,500    Forsyth (INS)                                           4.65        8/01/2023          7,156
                                                                                               ----------
             NEVADA (0.7%)
    2,865    Clark County                                            5.00        5/15/2020          3,097
   18,000    Humboldt County                                         5.15       12/01/2024         20,311
                                                                                               ----------
                                                                                                   23,408
                                                                                               ----------
             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth.                                  5.85       12/01/2022          5,002
                                                                                               ----------
             NEW JERSEY (2.7%)
   10,000    EDA                                                     5.25        9/01/2019         12,356
    5,000    EDA (INS)                                               5.00        7/01/2022          5,333
   10,000    EDA                                                     5.25        9/01/2022         12,329
    3,500    EDA                                                     4.45        6/01/2023          3,936
    8,830    EDA                                                     5.25        9/01/2023          9,842
    2,500    EDA                                                     5.00        6/15/2026          2,791
    4,535    Essex County Improvement Auth. (INS)                    6.00       11/01/2025          5,463
   20,000    State Turnpike Auth.                                    5.00        1/01/2021         23,883
    5,000    Tobacco Settlement Financing Corp.                      5.00        6/01/2017          5,435
    2,000    Transportation Trust Fund Auth.                         5.25       12/15/2017          2,295
    5,000    Transportation Trust Fund Auth. (INS)                   5.25       12/15/2022          6,294
                                                                                               ----------
                                                                                                   89,957
                                                                                               ----------

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26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             NEW MEXICO (1.1%)
  $20,000    Farmington Pollution Control                            4.70%       5/01/2024     $   22,368
    4,890    Jicarilla Apache Nation(c)                              5.00        9/01/2018          5,091
    3,250    Jicarilla Apache Nation(c)                              5.50        9/01/2023          3,369
    4,000    Sandoval County                                         4.38        6/01/2020          4,276
                                                                                               ----------
                                                                                                   35,104
                                                                                               ----------
             NEW YORK (8.3%)
    2,500    Albany IDA                                              5.75       11/15/2022          2,863
    1,490    Dormitory Auth.                                         5.75        7/01/2013          1,550
    1,500    Dormitory Auth.                                         5.25        7/01/2015          1,634
    4,000    Dormitory Auth.                                         5.20        2/15/2016          4,016
    2,985    Dormitory Auth. (LOC - Allied Irish Banks plc)          4.40        7/01/2016          3,021
    2,005    Dormitory Auth.                                         5.25        7/01/2016          2,179
    4,760    Dormitory Auth.                                         5.30        2/15/2017          4,777
    2,000    Dormitory Auth.                                         5.25        7/01/2017          2,166
   12,560    Dormitory Auth. (ETM)                                   5.30        2/15/2019         14,921
    5,000    Dormitory Auth.                                         5.00        7/01/2020          5,614
    2,015    Dormitory Auth. (PRE)                                   5.05        2/01/2022          2,082
   24,935    Dormitory Auth.                                         5.00        7/01/2022         27,637
    2,500    Dutchess County IDA                                     4.50        8/01/2026          2,644
    1,805    East Rochester Housing Auth. (NBGA)                     4.63        2/15/2017          1,828
   17,075    Long Island Power Auth.                                 5.00        4/01/2023         20,253
   10,000    Metropolitan Transportation Auth.                       6.25       11/15/2023         12,792
   16,565    Metropolitan Transportation Auth.                       5.00       11/15/2024         19,056
    2,500    Metropolitan Transportation Auth. (INS)                 5.00       11/15/2024          2,906
    6,800    Metropolitan Transportation Auth.                       5.00       11/15/2024          7,903
    5,000    Monroe County IDC (NBGA)                                5.75        8/15/2030          6,241
    2,180    New York City                                           5.63        8/01/2015          2,190
      225    New York City                                           5.75        8/01/2016            228
    1,875    New York City (PRE)                                     5.25       10/15/2019          1,973
    5,000    New York City                                           5.13       11/15/2022          6,117
    4,330    New York City                                           5.13       12/01/2022          5,213
    6,000    New York City                                           5.13       12/01/2023          7,223
   10,000    New York City                                           5.00        4/01/2024         11,378
    5,240    New York City                                           5.00        8/01/2024          6,205
    5,000    New York City                                           5.25       11/15/2024          6,107
    5,000    New York City                                           5.00        2/01/2025          5,908
    3,500    New York City Transitional Finance Auth.                5.00        1/15/2022          4,164
   25,000    New York City Transitional Finance Auth.                5.00        5/01/2026         29,994
   18,000    New York City Transitional Finance Auth.                5.00       11/01/2030         21,857
      575    Newburgh City                                           5.00        6/15/2023            596
    7,000    Rockland County                                         2.50        3/06/2013          7,022
    1,500    Suffolk County EDC                                      5.00        7/01/2028          1,724

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                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $   775    Suffolk County IDA                                      5.00%      11/01/2013     $      801
    1,880    Suffolk County IDA                                      5.00       11/01/2014          1,988
    1,000    Suffolk County IDA                                      5.00       11/01/2015          1,079
    1,215    Tobacco Settlement Financing Corp.                      5.50        6/01/2018          1,220
    2,600    Yonkers (INS)                                           5.00       10/01/2023          2,968
                                                                                               ----------
                                                                                                  272,038
                                                                                               ----------
             NORTH CAROLINA (1.4%)
    4,885    Eastern Municipal Power Agency (PRE)                    5.50        1/01/2015          4,952
    1,830    Eastern Municipal Power Agency (PRE)                    5.50        1/01/2016          1,855
    1,000    Eastern Municipal Power Agency (PRE)                    5.50        1/01/2017          1,014
    3,000    Eastern Municipal Power Agency                          5.00        1/01/2024          3,390
    5,000    Eastern Municipal Power Agency                          5.00        1/01/2026          5,690
    4,805    Medical Care Commission                                 6.38        7/01/2026          5,682
    5,500    Medical Care Commission                                 5.00        7/01/2027          5,822
    3,400    Municipal Power Agency No. 1                            5.50        1/01/2013          3,446
    2,000    Municipal Power Agency No. 1                            5.25        1/01/2020          2,354
    3,600    Turnpike Auth. (INS)                                    5.00        1/01/2022          4,183
    3,330    Turnpike Auth. (INS)                                    5.13        1/01/2024          3,836
    4,000    Wake County Industrial Facilities and
               Pollution Control Financing Auth.                     5.38        2/01/2017          4,051
                                                                                               ----------
                                                                                                   46,275
                                                                                               ----------
             NORTH DAKOTA (0.5%)
    1,000    Grand Forks (INS)                                       5.00       12/15/2022          1,112
   11,085    Grand Forks City Health Care System                     5.00       12/01/2029         12,210
    2,055    Williams County                                         5.00       11/01/2021          2,124
                                                                                               ----------
                                                                                                   15,446
                                                                                               ----------
             OHIO (1.7%)
    9,000    Air Quality Dev. Auth.                                  5.70        8/01/2020         10,542
    3,000    American Municipal Power, Inc.                          5.00        2/15/2021          3,516
    2,760    American Municipal Power, Inc.                          5.00        2/15/2022          3,203
    7,165    Buckeye Tobacco Settlement Financing Auth.              5.13        6/01/2024          6,059
    2,000    Cleveland Airport System                                5.00        1/01/2030          2,235
    1,000    Cleveland Airport System                                5.00        1/01/2031          1,104
    2,400    Fairview Park (INS)                                     4.13       12/01/2020          2,564
   10,000    Hamilton City (INS)                                     4.65       10/15/2022         10,826
    4,365    Hamilton County                                         4.30(b)    12/01/2025          2,566
    9,000    Hancock County Hospital Facilities                      6.50       12/01/2030         10,888
    1,750    Miami County                                            5.25        5/15/2021          1,905
    2,000    Miami County                                            5.25        5/15/2026          2,136
                                                                                               ----------
                                                                                                   57,544
                                                                                               ----------

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28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             OKLAHOMA (1.3%)
  $ 5,360    Cherokee Nation (INS)(c)                                4.60%      12/01/2021     $    5,666
    8,060    Chickasaw Nation(c)                                     5.38       12/01/2017          8,528
    5,000    Chickasaw Nation(c)                                     6.00       12/01/2025          5,417
    3,895    Comanche County Hospital Auth. (INS)                    5.25        7/01/2022          4,077
    3,000    Comanche County Hospital Auth. (INS)                    5.25        7/01/2023          3,139
    1,400    Norman Regional Hospital Auth.                          5.50        9/01/2024          1,467
   13,100    Norman Regional Hospital Auth.                          5.00        9/01/2027         13,427
                                                                                               ----------
                                                                                                   41,721
                                                                                               ----------
             OREGON (0.1%)
    1,000    Washington, Yamhill, and Multnomah Counties
               Hillsboro School District No. 1J (INS)                4.58(b)     6/15/2025            598
    5,900    Washington, Yamhill, and Multnomah Counties
               Hillsboro School District No. 1J (INS)                4.59(b)     6/15/2026          3,350
                                                                                               ----------
                                                                                                    3,948
                                                                                               ----------
             PENNSYLVANIA (1.2%)
    1,410    Allegheny County Higher Education Building Auth.        5.13        3/01/2025          1,625
    1,000    Allegheny County IDA                                    5.00        9/01/2021          1,021
    1,220    Allegheny County IDA                                    5.10        9/01/2026          1,226
    5,000    Beaver County IDA                                       2.15        3/01/2017          4,967
    1,000    Delaware County Auth.                                   5.00       10/01/2025          1,086
   13,000    Economic Dev. Financing Auth.                           4.00       10/01/2023         13,908
    1,625    Higher Educational Facilities Auth.                     5.00        7/01/2032          1,753
    7,370    Housing Finance Agency                                  5.00       10/01/2025          8,281
    1,615    Lancaster County Hospital Auth.                         5.00       11/01/2026          1,704
    1,200    Montgomery County IDA                                   5.00       11/15/2023          1,359
    2,750    Montgomery County IDA                                   5.00       11/15/2024          3,078
                                                                                               ----------
                                                                                                   40,008
                                                                                               ----------
             PUERTO RICO (1.3%)
   15,000    Commonwealth (INS)                                      5.00        7/01/2035         15,592
    5,750    Electric Power Auth.                                    5.00        7/01/2029          5,927
   14,000    Government Dev. Bank                                    4.75       12/01/2015         14,233
    2,600    Industrial, Tourist, Educational, Medical, and
               Environmental Control Facilities Financing Auth.      5.00        4/01/2027          2,681
    5,000    Sales Tax Financing Corp.                               5.25(b)     8/01/2023          3,091
    2,000    Sales Tax Financing Corp.                               5.45(b)     8/01/2024          1,166
                                                                                               ----------
                                                                                                   42,690
                                                                                               ----------
             RHODE ISLAND (0.4%)
      765    Health and Educational Building Corp. (INS)             5.50        5/15/2016            767
    5,500    Health and Educational Building Corp. (INS)             5.00        5/15/2026          5,888
    5,915    Housing and Mortgage Finance Corp.                      4.65       10/01/2026          6,134
                                                                                               ----------
                                                                                                   12,789
                                                                                               ----------

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (1.5%)
  $ 4,250    Georgetown County                                       5.95%       3/15/2014     $    4,546
    5,000    Georgetown County                                       5.70        4/01/2014          5,341
    5,000    Lexington County Health Services District, Inc.         5.00       11/01/2024          5,641
    7,335    Lexington County Health Services District, Inc.         5.00       11/01/2026          8,202
    7,200    Piedmont Municipal Power Agency (INS)                   5.00        1/01/2028          8,334
    2,700    Piedmont Municipal Power Agency (INS)                   5.00        1/01/2028          3,125
    5,870    SCAGO Educational Facilities Corp. (INS)                4.75       12/01/2026          6,111
    6,325    SCAGO Educational Facilities Corp. (INS)                4.75       12/01/2026          6,508
                                                                                               ----------
                                                                                                   47,808
                                                                                               ----------
             SOUTH DAKOTA (0.2%)
    1,700    Health and Educational Facilities Auth.                 5.00       11/01/2024          1,927
    5,500    Housing Dev. Auth. (INS)                                5.15       11/01/2020          5,513
                                                                                               ----------
                                                                                                    7,440
                                                                                               ----------
             TENNESSEE (0.8%)
    7,000    Jackson                                                 5.25        4/01/2023          8,013
    2,125    Johnson City Health and Educational Facilities Board    5.25        7/01/2026          2,251
    1,000    Nashville and Davidson County Health and
               Educational Facilities Board (INS)                    5.10        8/01/2019          1,001
   14,750    Sullivan County Health, Educational and Housing
               Facilities Board                                      5.25        9/01/2026         15,691
                                                                                               ----------
                                                                                                   26,956
                                                                                               ----------
             TEXAS (11.8%)
    2,300    Austin (INS)                                            5.00       11/15/2024          2,474
    5,610    Austin Utility Systems (INS)                            5.15(b)     5/15/2017          5,230
    1,855    Bastrop ISD (NBGA)                                      5.55(b)     2/15/2014          1,845
    3,030    Bastrop ISD (NBGA)                                      5.55(b)     2/15/2015          2,990
    3,055    Bastrop ISD (NBGA)                                      5.60(b)     2/15/2016          2,983
    3,155    Bastrop ISD (NBGA)                                      5.60(b)     2/15/2017          3,023
    4,350    Bexar County Health Facilities Dev. Corp.               5.00        7/01/2027          4,476
    4,240    Boerne ISD (NBGA)                                       3.66(b)     2/01/2026          2,681
    2,680    Central Regional Mobility Auth., 4.55%,
               1/01/2014 (INS)                                       4.55(a)     1/01/2020          2,595
    3,445    Central Regional Mobility Auth., 4.60%,
               1/01/2014 (INS)                                       4.60(a)     1/01/2021          3,309
      885    Central Regional Mobility Auth.                         5.90(b)     1/01/2022            601
    7,000    Central Regional Mobility Auth.                         6.25(b)     1/01/2024          4,248
    2,500    Central Regional Mobility Auth.                         5.75        1/01/2025          2,903
    2,535    Central Regional Mobility Auth.                         6.50(b)     1/01/2026          1,360
    2,600    Conroe ISD (NBGA) (PRE)                                 5.00        2/15/2023          2,890
    3,100    Conroe ISD (NBGA) (PRE)                                 5.00        2/15/2024          3,445

================================================================================

30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $13,745    Denton ISD (NBGA)                                       5.03%(b)    8/15/2023     $    9,058
   16,500    Denton ISD (NBGA)                                       5.06(b)     8/15/2024         10,295
    3,715    Ennis ISD (NBGA)                                        4.58(b)     8/15/2025          2,312
    3,720    Ennis ISD (NBGA)                                        4.60(b)     8/15/2026          2,201
   40,000    Harris County IDC                                       5.00        2/01/2023         44,720
    1,895    Hidalgo County Health Services Corp.                    4.75        8/15/2017          1,941
      350    Hidalgo County Health Services Corp.                    5.00        8/15/2019            358
    3,805    Hidalgo County Health Services Corp.                    5.00        8/15/2022          4,009
    1,785    Hidalgo County Health Services Corp.                    5.00        8/15/2026          1,844
    4,000    Houston Airport System                                  5.00        7/01/2024          4,561
    7,000    Houston Airport System                                  5.00        7/01/2025          7,931
    4,955    Houston ISD Public Facility Corp. (INS)                 5.35(b)     9/15/2015          4,814
    3,635    Houston ISD Public Facility Corp. (INS)                 5.35(b)     9/15/2015          3,532
    2,635    Houston ISD Public Facility Corp. (INS)                 5.38(b)     9/15/2016          2,492
    6,955    Houston ISD Public Facility Corp. (INS)                 5.38(b)     9/15/2016          6,576
    3,885    Houston ISD Public Facility Corp. (INS)                 5.40(b)     9/15/2017          3,565
    2,485    Houston Public Improvement (INS) (PRE)                  5.00        3/01/2019          2,535
      515    Houston Public Improvement (INS) (PRE)                  5.00        3/01/2019            526
    2,200    Judson ISD (INS)                                        5.00        2/01/2023          2,326
    1,500    Judson ISD (INS)                                        5.00        2/01/2024          1,585
      105    La Porte ISD (INS)                                      5.00        2/15/2022            115
    1,490    La Porte ISD (INS) (PRE)                                5.00        2/15/2022          1,656
      225    La Porte ISD (INS)                                      5.00        2/15/2024            245
    3,310    La Porte ISD (INS) (PRE)                                5.00        2/15/2024          3,679
    2,420    Lewisville (INS)                                        5.38        9/01/2015          2,452
    4,555    Lower Colorado River Auth. (INS)                        4.38        5/15/2025          4,829
    2,000    Lower Colorado River Auth. (INS)                        4.38        5/15/2026          2,104
    1,820    Marlin ISD Public Facility Corp., acquired
               7/22/1998; cost $1,850(d)                             5.85        2/15/2018          1,858
    3,425    Mesquite Health Facilities Dev. Corp.                   5.50        2/15/2025          3,519
    2,040    Midlothian Dev. Auth. (INS)                             5.00       11/15/2018          2,149
    2,235    Midlothian Dev. Auth. (INS)                             5.00       11/15/2021          2,297
    8,440    Midlothian Dev. Auth.                                   6.00       11/15/2024          8,571
    1,695    Midlothian Dev. Auth. (INS)                             5.00       11/15/2026          1,715
    2,540    Midlothian Dev. Auth.                                   5.13       11/15/2026          2,554
    2,155    New Braunfels ISD (NBGA)                                3.04(b)     2/01/2023          1,638
    2,500    North Texas Tollway Auth.                               6.00        1/01/2023          2,977
   15,000    North Texas Tollway Auth.                               6.00        1/01/2025         17,865
    1,220    Nueces River Auth. (INS)                                5.00        7/15/2023          1,344
    1,530    Nueces River Auth. (INS)                                5.00        7/15/2024          1,681
    2,965    Plano ISD (NBGA)                                        4.50        2/15/2023          3,215
    2,000    Red River Education Finance Corp.                       4.38        3/15/2025          2,203
    3,000    Red River Education Finance Corp.                       4.38        3/15/2026          3,297

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 8,395    Rockwall ISD (NBGA)                                     5.14%(b)    2/15/2022     $    5,823
    9,205    Sabine River Auth. (INS)                                4.95        3/01/2018         10,299
    2,000    San Leanna Education Facilities Corp.                   5.00        6/01/2018          2,232
    1,965    San Leanna Education Facilities Corp.                   5.13        6/01/2023          2,122
    1,000    San Leanna Education Facilities Corp.                   5.13        6/01/2024          1,075
    1,545    San Leanna Education Facilities Corp.                   5.13        6/01/2025          1,652
    5,200    Schertz-Cibolo-Universal City ISD (NBGA)                4.86(b)     2/01/2023          3,428
    3,320    State                                                   5.00        8/01/2016          3,591
    3,750    Tarrant County Cultural Education
               Facilities Finance Corp.                              5.25       11/15/2022          4,048
    1,100    Tarrant County Cultural Education
               Facilities Finance Corp.                              6.00       11/15/2026          1,177
    8,300    Tarrant County Cultural Education
               Facilities Finance Corp.                              5.13        5/15/2027          8,490
    1,675    Tarrant Regional Water District (INS) (PRE)             5.25        3/01/2017          1,711
    6,325    Tarrant Regional Water District (INS)                   5.25        3/01/2017          6,457
      415    Tarrant Regional Water District (INS) (PRE)             5.25        3/01/2019            424
    1,585    Tarrant Regional Water District (INS)                   5.25        3/01/2019          1,617
      415    Tarrant Regional Water District (INS) (PRE)             5.25        3/01/2020            424
    1,585    Tarrant Regional Water District (INS)                   5.25        3/01/2020          1,617
    5,000    Tarrant Regional Water District (INS)                   4.38        3/01/2021          5,441
    7,000    Transportation Commission                               4.38        4/01/2025          7,506
   13,000    Transportation Commission                               4.50        4/01/2026         14,256
   10,000    Tyler Health Facilities Dev. Corp                       5.50        7/01/2027         11,344
    1,500    Tyler Health Facilities Dev. Corp.                      5.25        7/01/2013          1,546
    7,170    Tyler Health Facilities Dev. Corp.                      5.25       11/01/2019          8,141
    7,945    Tyler Health Facilities Dev. Corp.                      5.25       11/01/2021          8,915
    3,360    Tyler Health Facilities Dev. Corp.                      5.25       11/01/2022          3,748
    3,800    Tyler Health Facilities Dev. Corp.                      5.25       11/01/2023          4,219
    8,745    Tyler Health Facilities Dev. Corp.                      5.25        7/01/2026          9,345
   10,000    Univ. of Texas Board of Regents                         4.25        8/15/2025         10,850
    1,795    Weatherford ISD (NBGA)                                  4.73(b)     2/15/2023          1,226
    1,795    Weatherford ISD (NBGA)                                  4.77(b)     2/15/2024          1,166
    5,970    Williamson County (INS)                                 5.13        2/15/2022          6,965
    1,385    Wylie ISD (NBGA)                                        5.00(b)     8/15/2014          1,373
    1,690    Wylie ISD (NBGA)                                        5.10(b)     8/15/2015          1,660
                                                                                               ----------
                                                                                                  390,085
                                                                                               ----------
             UTAH (0.3%)
   18,631    Jordanelle Special Service District, acquired
               6/18/2009; cost $18,632(c),(d)                       12.00        8/01/2030         11,474
                                                                                               ----------
             VERMONT (0.3%)
    9,000    EDA                                                     5.00       12/15/2020         10,436
                                                                                               ----------

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             VIRGINIA (1.1%)
  $ 1,750    Albemarle County IDA                                    5.00%       1/01/2024     $    1,814
    2,290    College Building Auth.                                  5.00        6/01/2021          2,417
   11,280    College Building Auth.                                  5.00        6/01/2026         11,693
   15,207    Farms of New Kent Community Dev. Auth.(f)               5.13        3/01/2036          8,411
   10,000    Roanoke County EDA                                      5.00        7/01/2025         11,364
    1,000    Small Business Financing Auth.                          5.13        9/01/2022          1,070
                                                                                               ----------
                                                                                                   36,769
                                                                                               ----------
             WASHINGTON (0.2%)
    1,130    Higher Education Facilities Auth.                       5.20       10/01/2017          1,133
    5,000    King County Housing Auth. (INS)                         5.20        7/01/2018          5,004
                                                                                               ----------
                                                                                                    6,137
                                                                                               ----------
             WISCONSIN (1.4%)
    8,300    Health and Educational Facilities Auth.                 5.13        2/15/2026          8,716
    7,000    Health and Educational Facilities Auth.                 5.00        7/15/2026          7,991
    1,500    Health and Educational Facilities Auth.                 5.00        8/15/2026          1,699
   14,000    Health and Educational Facilities Auth.                 5.00        7/15/2027         15,861
    2,000    Health and Educational Facilities Auth.                 5.00        7/15/2028          2,262
    1,935    Health and Educational Facilities Auth.                 5.00        8/15/2029          2,168
    6,000    Sheboygan (INS)                                         5.00        9/01/2015          6,664
                                                                                               ----------
                                                                                                   45,361
                                                                                               ----------
             Total Fixed-Rate Instruments (cost: $2,676,836)                                    2,880,270
                                                                                               ----------
             PUT BONDS (4.5%)

             ARIZONA (0.4%)
   12,500    Maricopa County                                         6.00        5/01/2029         13,377
                                                                                               ----------
             CALIFORNIA (0.1%)
    3,000    Health Facilities Financing Auth.                       4.95        7/01/2026          3,205
                                                                                               ----------
             FLORIDA (0.8%)
    7,375    Miami-Dade County IDA                                   4.00       10/01/2018          7,912
   16,000    Putnam County Dev. Auth. (INS)                          5.35        3/15/2042         18,019
                                                                                               ----------
                                                                                                   25,931
                                                                                               ----------
             ILLINOIS (0.3%)
    7,500    Educational Facilities Auth.                            4.75       11/01/2036          8,482
                                                                                               ----------
             LOUISIANA (0.2%)
    6,750    St. Charles Parish                                      4.00       12/01/2040          7,354
                                                                                               ----------
             MASSACHUSETTS (0.2%)
    6,000    Dev. Finance Agency                                     5.75       12/01/2042          7,247
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MICHIGAN (0.5%)
  $15,000    Hospital Finance Auth.                                  6.00%      12/01/2034     $   18,331
                                                                                               ----------
             NEW MEXICO (1.0%)
   10,000    Farmington                                              4.75        6/01/2040         11,063
   20,000    Farmington                                              5.20        6/01/2040         22,915
                                                                                               ----------
                                                                                                   33,978
                                                                                               ----------
             OHIO (0.3%)
    8,000    Air Quality Dev. Auth.                                  5.75        6/01/2033          9,009
                                                                                               ----------
             PENNSYLVANIA (0.2%)
    6,800    Beaver County IDA                                       2.70        4/01/2035          6,821
                                                                                               ----------
             TEXAS (0.5%)
   15,000    North State Tollway Auth.                               6.00        1/01/2038         15,207
                                                                                               ----------
             Total Put Bonds (cost: $134,016)                                                     148,942
                                                                                               ----------

             VARIABLE-RATE DEMAND NOTES (7.0%)

             CALIFORNIA (1.4%)
    9,525    Inglewood USD (LIQ)(LOC - Dexia Credit Local)(c)        0.87       10/15/2023          9,525
   10,220    State (LIQ)(LOC - Dexia Credit Local)(c)                0.83        2/01/2025         10,220
   18,525    State (LIQ)(LOC - Dexia Credit Local)(c)                0.73        8/01/2027         18,525
    7,535    Victorville Joint Powers Financing Auth.
               (LOC - BNP Paribas)                                   2.75        5/01/2040          7,535
                                                                                               ----------
                                                                                                   45,805
                                                                                               ----------
             COLORADO (0.3%)
   10,000    Broomfield Urban Renewal Auth.
               (LOC - BNP Paribas)                                   0.85       12/01/2030         10,000
                                                                                               ----------
             ILLINOIS (1.3%)
   41,800    State (LIQ)                                             2.00       10/01/2033         41,800
                                                                                               ----------
             KENTUCKY (0.1%)
    4,175    State Property & Buildings Commission
               (LIQ)(LOC - Dexia Credit Local)(c)                    0.68        8/01/2021          4,175
                                                                                               ----------
             LOUISIANA (0.3%)
   10,000    St. James Parish (LOC - Natixis S.A.)                   0.77       11/01/2039         10,000
                                                                                               ----------
             MASSACHUSETTS (0.9%)
    8,690    Dev. Finance Agency (LOC - Sovereign Bank)              1.63        3/01/2024          8,690
   19,590    State Health and Educational Facilities Auth.
               (LOC - Sovereign Bank)                                1.60       11/01/2037         19,590
                                                                                               ----------
                                                                                                   28,280
                                                                                               ----------

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             NEW JERSEY (1.7%)
  $24,075    EDA (LIQ)(LOC - Dexia Credit Local)(c)                  0.83%       9/01/2022     $   24,075
   10,615    EDA (LIQ)(LOC - Dexia Credit Local)(c)                  0.88        9/01/2025         10,615
    4,895    EDA (LOC - Sovereign Bank)                              0.94        8/01/2037          4,895
       55    EDA (LOC - Valley National Bank)                        0.44       11/01/2040             55
    5,000    State Turnpike Auth. (LOC - Societe Generale)           0.25        1/01/2018          5,000
   11,535    Washington Township Board of Education (INS)(LIQ)(c)    0.68        1/01/2028         11,535
                                                                                               ----------
                                                                                                   56,175
                                                                                               ----------
             NEW YORK (0.4%)
   12,370    Dormitory Auth. (LIQ)(LOC - Dexia Credit Local)(c)      0.68        5/15/2022         12,370
    2,575    Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local)(c)     0.68        3/15/2024          2,575
                                                                                               ----------
                                                                                                   14,945
                                                                                               ----------
             PENNSYLVANIA (0.3%)
   10,000    Delaware Valley Regional Finance Auth.
               (LOC - Bayerische Landesbank)                         0.42       12/01/2020         10,000
                                                                                               ----------
             PUERTO RICO (0.3%)
    9,990    Highway & Transportation Auth. (LIQ)
               (LOC - Dexia Credit Local)(c)                         0.78        7/01/2030          9,990
                                                                                               ----------
             Total Variable-Rate Demand Notes (cost: $231,170)                                    231,170
                                                                                               ----------

             TOTAL INVESTMENTS (COST: $3,042,022)                                              $3,260,382
                                                                                               ==========

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)              (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES      OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS             OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                 INPUTS           INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-             $2,880,270               $-   $2,880,270
Put Bonds                                          -                148,942                -      148,942
Variable-Rate Demand Notes                         -                231,170                -      231,170
---------------------------------------------------------------------------------------------------------
Total                                             $-             $3,260,382               $-   $3,260,382
---------------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

   (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2012, was $22,351,000, which represented 0.7% of the Fund's net assets.

   (e) Currently the issuer is in default with respect to interest and/or principal payments.

   (f) Security was fair valued at September 30, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $3,042,022)         $3,260,382
  Cash                                                                            16
  Receivables:
     Capital shares sold                                                       2,167
     USAA Asset Management Company (Note 6C)                                       1
     Interest                                                                 39,118
     Securities sold                                                               8
                                                                          ----------
        Total assets                                                       3,301,692
                                                                          ----------
LIABILITIES
  Payables:
     Capital shares redeemed                                                     787
     Dividends on capital shares                                               1,718
   Accrued management fees                                                       875
   Accrued transfer agent's fees                                                  29
   Other accrued expenses and payables                                           138
                                                                          ----------
        Total liabilities                                                      3,547
                                                                          ----------
           Net assets applicable to capital shares outstanding            $3,298,145
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $3,089,625
  Accumulated undistributed net investment income                                 22
  Accumulated net realized loss on investments                                (9,862)
  Net unrealized appreciation of investments                                 218,360
                                                                          ----------
           Net assets applicable to capital shares outstanding            $3,298,145
                                                                          ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $3,291,452/239,864 shares outstanding)    $    13.72
                                                                          ==========
     Adviser Shares (net assets of $6,693/488 shares outstanding)         $    13.72
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 69,093
                                                                        --------
EXPENSES
   Management fees                                                         5,378
   Administration and servicing fees:
       Fund Shares                                                         2,416
       Adviser Shares                                                          5
   Transfer agent's fees:
       Fund Shares                                                           594
   Distribution and service fees (Note 6E):
       Adviser Shares                                                          8
   Custody and accounting fees:
       Fund Shares                                                           183
   Postage:
       Fund Shares                                                            27
   Shareholder reporting fees:
       Fund Shares                                                            21
   Trustees' fees                                                              7
   Registration fees:
       Fund Shares                                                            29
       Adviser Shares                                                         23
   Professional fees                                                          84
   Other                                                                      26
                                                                        --------
         Total expenses                                                    8,801
   Expenses reimbursed:
       Adviser Shares                                                        (23)
                                                                        --------
         Net expenses                                                      8,778
                                                                        --------
NET INVESTMENT INCOME                                                     60,315
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         626
   Change in net unrealized appreciation/depreciation                     72,312
                                                                        --------
         Net realized and unrealized gain                                 72,938
                                                                        --------
   Increase in net assets resulting from operations                     $133,253
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited), and year ended March 31, 2012

---------------------------------------------------------------------------------------

                                                               9/30/2012      3/31/2012
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                      $   60,315     $  124,000
   Net realized gain (loss) on investments                           626         (9,229)
   Change in net unrealized appreciation/depreciation of
       investments                                                72,312        203,448
                                                              -------------------------
       Increase in net assets resulting from operations          133,253        318,219
                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                               (60,086)      (123,746)
       Adviser Shares                                               (111)          (202)
                                                              -------------------------
           Total distributions of net investment income          (60,197)      (123,948)
                                                              -------------------------
   Net realized gains:
       Fund Shares                                                     -           (357)
                                                              -------------------------
   Distributions to shareholders                                 (60,197)      (124,305)
                                                              -------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                   (12,938)       243,241
   Adviser Shares                                                    710            762
                                                              -------------------------
       Total net increase (decrease) in net assets from
           capital share transactions                            (12,228)       244,003
                                                              -------------------------
   Capital contribution from USAA Transfer Agency
       Company:
       Fund Shares                                                     -              3
                                                              -------------------------
   Net increase in net assets                                     60,828        437,920
NET ASSETS
   Beginning of period                                         3,237,317      2,799,397
                                                              -------------------------
   End of period                                              $3,298,145     $3,237,317
                                                              =========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                              $       22     $      (96)
                                                              =========================

See accompanying notes to financial statements.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Intermediate-Term Fund Shares (Fund Shares) and Tax Exempt Intermediate-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities, fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2012, the Fund paid CAPCO facility fees of $11,000, which represents 5.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2013, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

At March 31, 2012, the Fund had post-enactment long-term capital loss carryfowards of $7,392,000 and no pre-enactment capital loss carryforwards, for federal income tax purposes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2012, were $152,289,000 and $146,734,000, respectively.

As of September 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2012, were $250,947,000 and $32,587,000, respectively, resulting in net unrealized appreciation of $218,360,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                      SIX-MONTH PERIOD              YEAR ENDED
                                      ENDED 9/30/2012                3/31/2012
----------------------------------------------------------------------------------
                                    SHARES       AMOUNT        SHARES      AMOUNT
                                    ----------------------------------------------
FUND SHARES:
Shares sold                          17,256     $ 234,647       39,553   $ 519,712
Shares issued from reinvested
  dividends                           3,584        48,833        7,655     100,540
Shares redeemed                     (21,885)     (296,418)     (28,804)   (377,011)
                                    ----------------------------------------------
Net increase (decrease) from
  capital share transactions         (1,045)    $ (12,938)      18,404   $ 243,241
                                    ==============================================
ADVISER SHARES
Shares sold                              57     $     780           56   $     755
Shares issued from reinvested
  dividends                               2            20            1           8
Shares redeemed                          (7)          (90)          (-)*        (1)
                                    ----------------------------------------------
Net increase from capital
  share transactions                     52     $     710           57   $     762
                                    ==============================================

*Represents less than 500 shares.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Municipal Debt Funds Index over the performance period. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                +/- 0.04%
+/- 0.51% to 1.00%                +/- 0.05%
+/- 1.01% and greater             +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

     Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

     Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

     For the six-month period ended September 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $5,378,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $858,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2012, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,416,000 and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2012, the Fund reimbursed the Manager $48,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2013, to limit the annual expenses of the Adviser Shares to 0.75% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2013, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2012, the Adviser Shares incurred reimbursable expenses of $23,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2012, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $594,000 and less than $500, respectively.

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2012, USAA and its affiliates owned 378,000 shares, which represent 77.5% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                             ---------------------------------------------------------------------------------
                                   2012          2012           2011          2010          2009          2008
                             ---------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    13.41    $    12.56     $    12.83    $    11.88    $    12.64    $    13.17
                             ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .25           .54            .56           .57           .59           .56
  Net realized and
    unrealized gain (loss)          .31           .85           (.26)          .96          (.74)         (.51)
                             ---------------------------------------------------------------------------------
Total from investment
  operations                        .56          1.39            .30          1.53          (.15)          .05
                             ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.25)         (.54)          (.56)         (.57)         (.59)         (.56)
  Realized capital gains              -          (.00)(a)       (.01)         (.01)         (.02)         (.02)
                             ---------------------------------------------------------------------------------
Total distributions                (.25)         (.54)          (.57)         (.58)         (.61)         (.58)
                             ---------------------------------------------------------------------------------
Net asset value at end
  of period                  $    13.72    $    13.41     $    12.56    $    12.83    $    11.88    $    12.64
                             =================================================================================
Total return (%)*                  4.24         11.25           2.29         13.07(b)      (1.22)          .44
Net assets at end of
  period (000)               $3,291,452    $3,231,474     $2,794,641    $2,859,691    $2,419,273    $2,677,927
Ratios to average
  net assets:**
  Expenses (%)(c)                   .54(d)        .54            .52           .47(b)        .45           .51
  Net investment income (%)        3.74(d)       4.11           4.35          4.55          4.81          4.35
Portfolio turnover (%)                5            13             14             7            13            21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2012, average net assets were $3,213,408,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $66,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares'
    expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)     (.00%)(+)      (.00%)(+)     (.00%)(+)     (.00%)(+)     (.01%)
(+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                              PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                              SEPTEMBER 30,          MARCH 31,             MARCH 31,
                                                  2012                 2012                 2011***
                                              -------------------------------------------------------
Net asset value at beginning of period          $13.41               $12.56                 $13.05
                                                --------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .24                  .51                    .35
  Net realized and unrealized gain (loss)          .31                  .85                   (.48)
                                                --------------------------------------------------
Total from investment operations                   .55                 1.36                   (.13)
                                                --------------------------------------------------
Less distributions from:
  Net investment income                           (.24)                (.51)                  (.35)
  Realized capital gains                             -                 (.00)(a)               (.01)
                                                --------------------------------------------------
Total distributions                               (.24)                (.51)                  (.36)
                                                --------------------------------------------------
Net asset value at end of period                $13.72               $13.41                 $12.56
                                                ==================================================
Total return (%)*                                 4.13                11.03                  (1.04)
Net assets at end of period (000)               $6,693               $5,843                 $4,756
Ratios to average net assets:**
  Expenses (%)                                     .75(c)               .75                    .75(c)
  Expenses, excluding reimbursements (%)(b)       1.47(c)              1.38                   1.56(c)
  Net investment income (%)                       3.53(c)              3.90                   4.15(c)
Portfolio turnover (%)                               5                   13                     14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2012, average net assets were $6,303,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2012, through September 30, 2012.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                  BEGINNING           ENDING           DURING PERIOD*
                                ACCOUNT VALUE     ACCOUNT VALUE        APRIL 1, 2012 -
                                APRIL 1, 2012   SEPTEMBER 30, 2012   SEPTEMBER 30, 2012
                                -------------------------------------------------------
FUND SHARES
Actual                            $1,000.00         $1,042.40             $2.76

Hypothetical
  (5% return before expenses)      1,000.00          1,022.36              2.74

ADVISER SHARES
Actual                             1,000.00          1,041.30              3.84

Hypothetical
  (5% return before expenses)      1,000.00          1,021.31              3.80

* Expenses are equal to the annualized expense ratio of 0.54% for Fund Shares and 0.75% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.24% for Fund Shares and 4.13% for Adviser Shares for the six-month period of April 1, 2012, through September 30, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

ADVISORY AGREEMENT

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2011, was in the top 1% of its performance universe for the three-year period ended December 31, 2011, and was in the top 40% of its performance universe for the five-year period ended December 31, 2011.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                   Daniel S. McNamara
                           Robert L. Mason, Ph.D.
                           Barbara B. Ostdiek, Ph.D.
                           Michael F. Reimherr
                           Paul L. McNamara
                           Patrick T. Bannigan*

                           *Effective October 31, 2012, Patrick T. Bannigan
                            resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND          USAA Asset Management Company
INVESTMENT ADVISER         P.O. Box 659453
                           San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND            USAA Investment Management Company
DISTRIBUTOR                P.O. Box 659453
                           San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT             USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND              State Street Bank and Trust Company
ACCOUNTING AGENT           P.O. Box 1713
                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                Ernst & Young LLP
REGISTERED PUBLIC          100 West Houston St., Suite 1800
ACCOUNTING FIRM            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                Under "My Accounts" on
SELF-SERVICE 24/7          usaa.com select "Investments,"
AT USAA.COM                then "Mutual Funds"

OR CALL                    Under "Investments" view
(800) 531-USAA             account balances, or click
        (8722)             "I want to...," and select
                           the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    39594-1112                               (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:    12/03/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    12/03/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/03/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.